Filed Pursuant to Rule 497(e)
                                                  File Number 033-10976

INVESTORS TRUST ADJUSTABLE RATE FUND
INVESTORS TRUST GOVERNMENT FUND
INVESTORS TRUST TAX FREE FUND
INVESTORS TRUST VALUE FUND
INVESTORS TRUST GROWTH FUND

Supplement dated May 16, 1997
to the Prospectus dated March 1, 1997

On May 16, 1997, the Board of Trustees of Investors Trust unanimously approved an Agreement and Plan of Reorganization (the "Agreement") relating to the proposed combination of each series of Investors Trust (each an "Investors Trust Fund") with a series of GE Funds (each a "GE Fund"). GNA Capital Management, Inc., the investment adviser to each of the Investors Trust Funds, and GE Investment Management Incorporated ("GEIM"), the investment adviser to each of the GE Funds, are both indirect wholly-owned subsidiaries of General Electric Company.

Pursuant to the Agreement, each Investors Trust Fund will transfer substantially all of its assets to a GE Fund having generally similar investment objectives and policies in exchange for shares of that GE Fund and the assumption by the GE Fund of certain liabilities of the Investors Trust Fund.
Following the exchange, the Investors Trust Fund will distribute the shares of the GE Fund to its shareholders pro rata, in liquidation of the Investors Trust Fund. The effectiveness of these transactions as to each Investors Trust Fund is subject to the satisfaction of a number of conditions, including approval by shareholders of each class of such fund.
It is currently anticipated that these matters will be submitted for a vote at a meeting of shareholders to be held in August 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.



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                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED MARCH 1, 1997

                        AS SUPPLEMENTED ON MAY 16, 1997

                                 INVESTORS TRUST
                           consisting of five series,
                      Investors Trust Adjustable Rate Fund
                         Investors Trust Government Fund
                          Investors Trust Tax Free Fund
                           Investors Trust Value Fund
                           Investors Trust Growth Fund



         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus dated March 1, 1997 and supplemented on May 16, 1996, for Investors Trust Adjustable Rate Fund, Investors Trust Government Fund, Investors Trust Tax Free Fund, Investors Trust Value Fund, and Investors Trust Growth Fund which may be obtained from GNA Distributors, Inc., Two Union Square, 601 Union Street, Suite 5600, Seattle, Washington 98101-2336. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectuses.




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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS STATEMENT OF ADDITIONAL INFORMATION. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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THESE SECURITIES ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK OR ANY AFFILIATE THEREOF, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

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                                TABLE OF CONTENTS


GENERAL INFORMATION........................................................... 1

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES............... 2

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS............................... 8

DEBT SECURITIES RATINGS.......................................................21

INVESTMENT RESTRICTIONS.......................................................25

PORTFOLIO TRANSACTIONS........................................................35

PORTFOLIO TURNOVER............................................................38

HOW TO PURCHASE SHARES........................................................39

HOW TO REDEEM SHARES..........................................................40

WAIVER OF CONTINGENT DEFERRED SALES CHARGE....................................41

NET ASSET VALUE...............................................................41

CERTAIN TAX MATTERS...........................................................42

MANAGEMENT OF THE FUNDS.......................................................46

COMPENSATION OF TRUSTEES......................................................49

THE INVESTMENT ADVISER AND SUB-ADVISERS.......................................50

PERFORMANCE INFORMATION.......................................................55

DISTRIBUTION OF SHARES OF THE FUNDS...........................................59

INDEPENDENT ACCOUNTANTS.......................................................61

CUSTODIAN.....................................................................61

FINANCIAL STATEMENTS..........................................................61


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                               GENERAL INFORMATION

         INVESTORS TRUST (the "Trust") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 11, 1986. The Trust currently has five series of shares, Investors Trust Adjustable Rate Fund (the "Adjustable Rate Fund"), Investors Trust Government Fund (the "Government Fund"), Investors Trust Tax Free Fund (the "Tax Free Fund"), Investors Trust Value Fund (the "Value Fund") and Investors Trust Growth Fund (the "Growth Fund"). The Trustees of the Trust have the authority to create additional series.

         The Trust has received an order from the Securities and Exchange Commission (the "SEC") permitting the issuance and sale of multiple classes of shares representing interests in each Fund's investment portfolio. Except for those differences between the classes of shares described below and in the Prospectuses, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued is fully paid and nonassessable. Each of the Funds currently offers two classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either
(i) at the time of the purchase (the "Class A shares"), or (ii) on a deferred basis (the "Class B shares").

         These alternatives permit the purchaser to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the purchaser expects to hold the shares, whether the purchaser wishes to receive dividends in cash or to reinvest them in additional shares of the Funds, and other circumstances.

         Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Funds, has the same rights and is identical in all respects, except that Class B shares bear the expenses of the deferred sales arrangement and any expenses (including the higher distribution fee and incremental transfer agency costs) resulting from such sales arrangement. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan which relate to a specific class, pursuant to which its service fee and distribution fee, if any, is paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Funds also have different exchange and conversion privileges.

         The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not adversely affect the rights of any shareholder. On any matter submitted to the shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund.

         The assets received by the Trust from the sale of any class of shares of a Series or Fund (the terms "Series" and "Fund" are used interchangeably herein), and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of that Fund. The underlying assets of each Fund are required to be segregated on the books of

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account and are to be charged with the expenses in respect of that Fund and the
Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

         Each share of any class of a Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

         Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. In addition, after the Trustees have been initially elected by shareholders, the Board of Trustees is a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940, as amended (the "Investment Company Act").

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect 100% of the Trust's trustees, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any person as a trustee.

         Shares have no preemptive or subscription rights and are fully transferable.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                        ADDITIONAL INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

         The Funds may buy and sell options, future contracts and options on futures contracts with respect to interest rates, securities and securities indices and use other instruments and techniques as described below under circumstances in which such instruments and techniques are expected by a Fund's Sub-Adviser to aid in achieving the investment objectives of such Fund.

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Repurchase Agreements

         Each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. A repurchase agreement is an agreement under which a Fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by the Fund and is unrelated to the interest rate on the security. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of investment policy, the Funds will not enter into repurchase agreements of more than one week's duration if, as a result, such agreements (together with any other securities which are not readily marketable) would exceed 10% of the Fund's net assets.

         Under the Investment Company Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. Each Fund's Sub-Adviser monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. In addition, not more than one-third of the current market value of a Fund's total assets shall constitute secured "loans" by such Fund under repurchase agreements. Each Fund will maintain a segregated account with its Custodian for the securities and other collateral, if any, acquired under a repurchase agreement with a broker-dealer for the term of the agreement.

         In addition to the risk of the seller's default or a decline in value of the underlying security (see "Investment Objective and Policies -- Repurchase Agreements" in each Fund's Prospectus), a Fund also might incur disposition costs in connection with liquidating the securities. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures, including the monitoring by the Sub-Advisers of the credit-worthiness of broker-dealers or other financial institutions engaging in repurchase agreements with a Fund.

Borrowing

         Each Fund may borrow for temporary purposes in an aggregate amount up to 10% of its total assets. Such borrowings may be made by obtaining a loan from a bank or by entering into a reverse repurchase agreement with a bank or broker dealer. Reverse repurchase agreements involve the sale of a security held by a Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. A Fund may use the proceeds of a reverse repurchase agreement to purchase other securities which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

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         In connection with entering into reverse repurchase agreements, a Fund will create and maintain a segregated account with the Custodian consisting of U.S. Government Securities or cash or cash equivalents of an aggregate current value sufficient to repurchase the securities or equal to the proceeds received upon the sale plus accrued interest. A Fund may not enter into reverse repurchase agreements with broker-dealers if its obligations under such agreements would exceed 5% of the market value of its total assets.

Firm Commitment Agreements

         Each Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. A Fund will not enter into such agreements for the purpose of investment leverage.

         Liability for the purchase price and all the rights and risks of ownership of the securities accrue to a Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

Loans of Portfolio Securities

         Each Fund may lend its portfolio securities to qualified brokers, dealers or other financial institutions as long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (the "NYSE") which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five (5) business days.

         At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to its custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting a security on loan, the loan must be called and the security voted. Should a Fund wish to commence any such activities, such Fund may seek to enter into an agreement with the Custodian which complies with the position of the staff of the SEC.

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Rule 144A Securities

         Subject to the limitations on illiquid and restricted securities noted below, a Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing.

Options

         Each Fund may engage, at such time and from time to time as such Fund's Sub-Adviser shall determine to be appropriate, in the writing of covered call option contracts ("calls"). A covered call is an option to purchase securities which the Fund owns or has the right to acquire or for which the Fund maintains a segregated account with the Custodian of cash, cash equivalents or U.S. Government Securities having a value sufficient to meet its obligations under the call.

         When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually less than nine months) or at the end of the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

         When a covered call is written by a Fund, the Fund will make arrangements with the Custodian to segregate the underlying securities or an equivalent value in cash, cash equivalents or U.S. Government Securities until the option is either exercised or has lapsed or the Fund closes out the option as described below.

         A Fund may purchase a call, for example, to effect a "closing purchase transaction," which is the purchase of a call on the same security with the same exercise price and expiration date as the call which it has previously written. When a security on which the Fund has written a call is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out the existing call option contract on that security. The Fund will realize a profit (or loss) from a closing purchase transaction if the amount paid to purchase a call option contract is less (or more) than the amount received from the sale thereof.

         A Fund also may purchase and write (i.e., sell) put options ("puts") on securities. A put option is a contract that grants the right to sell at a specified price a specified number of securities by a certain date. A Fund may write puts only if they are secured ("secured"). A put is "secured" if the Fund maintains cash, cash equivalents or securities with a value equal to the exercise price in a segregated account with the Custodian or holds a put on the same underlying security at an equal or greater exercise price.

         The purchase and sale of option contracts is a highly specialized activity which involves investment techniques and risks different from those

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ordinarily associated with investment companies. It should be noted that transaction costs relating to options transactions may tend to be higher than the transaction costs with respect to transactions in securities. In addition, if a Fund were to write a substantial number of option contracts which are exercised, the portfolio turnover rate of such Fund could increase.

         Securities for a Fund's portfolio will continue to be bought and sold solely on the basis of appropriateness to fulfill the Fund's investment objective. Option transactions can be used, among other things, to increase the return on portfolio positions.

         A Fund will not write option contracts in an amount such that the income derived from such activity would, in the opinion of the Trust's counsel, disqualify the Trust as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") if such qualification is in the best interests of the Trust's shareholders.

Futures Contracts and Options Thereon

         Each Fund may purchase and sell futures contracts ("futures contracts"). Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

         The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. This characteristic makes futures useful for hedging purposes.

         Futures contracts can also be used as a hedge against changes in interest rates. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). If, for example, a Fund holds long-term U.S. Government Securities and such Fund's Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contract would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. If such Fund's Sub-Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could offset anticipated increases in the cost of such securities it intends to purchase while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

         Each Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, settlement is

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effected by the payment of cash representing the difference between the current market price of the futures contract and the exercise price of the option.

         A basic option strategy for protecting a Fund against a decline in securities prices could involve (a) the purchase of a put -- thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by a Fund -- thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in a potential loss of appreciation in the underlying securities or securities indices.

         A basic option strategy when a rise in securities prices is anticipated is the purchase of a call -- thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by a Fund, money market instruments equal to the aggregate exercise price of the options will be identified by that Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

         A Fund may also purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, its sale of a futures contract: to hedge a long position in the underlying futures contract. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Fund will make arrangements with the Custodian to segregate cash, cash equivalents or U.S. Government Securities sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

         A Fund would write a call option on a futures contract in order to hedge against a decline in the prices of the securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

         The writing of a put option on a futures contract is similar to the purchase of the futures contract, except that, if market price declines, the Fund would pay more than the market price for the underlying securities. The net cost to the Fund will be reduced, however, by the premium received on the sale of the put, less any transaction costs.

"Straddle" Transactions

         Each Fund may engage in "straddle" transactions, which involve the purchase or sale of combinations of call and put options on the same underlying securities or futures contracts. A Fund will not purchase calls or puts, in connection with such straddle transactions, if the aggregate premiums paid for such options will exceed 5% of its net assets.

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Limitations and Risks Related to Options and Futures Transactions

         The Funds will engage in transactions in futures contracts or options only as a hedge against changes resulting from market conditions which produce changes in the values of their securities or the securities which they intend to purchase (e.g., to replace portfolio securities which will mature in the near future) and, subject to the limitations described below, to enhance return. No Fund will purchase any futures contract or purchase any call option if, immediately thereafter, more than one-third of the Fund's net assets would be represented by long futures contracts or call options. No Fund will write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of that Fund's net assets. In addition, no Fund may establish a position in a futures contract or purchase or sell an option for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums on open positions with respect to futures and options used for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets.

         Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures or options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options. The prices of the assets being hedged may not move in the same amount as the hedging instrument, or there may be a negative correlation which would result in an ineffective hedge and a loss to a Fund.

         Positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its securities and might in some cases require a Fund to deposit cash to meet applicable margin requirements. Each Fund will enter into an option or futures position only if it appears to be a liquid investment.

                 DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

         As indicated in each Fund's Prospectus, a Fund may invest in long-term and short-term debt securities. A Fund may invest in cash and short-term securities for temporary, defensive purposes when, in the opinion of such Fund's Sub-Adviser, such investments are more likely to provide protection against unfavorable market conditions than adherence to other investment policies. Certain debt securities and money market instruments in which the Funds, particularly the Government Fund, the Tax Free Fund and the Adjustable Rate Fund, may invest are described below.

         The Tax Free Fund intends that short-term securities acquired for temporary or defensive purposes will be tax-exempt. However, if suitable short-term tax-exempt securities are not available or if such securities are

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available only on a when-issued basis, the Tax Free Fund may invest up to 20% of its total assets in short-term securities the interest on which is not exempt from federal income taxes.

         Tax-Exempt Bonds. As used in the Tax Free Fund's Prospectus and this Statement of Additional Information, the term "tax-exempt" obligations refers to debt obligations the interest on which was at the time of issuance, in the opinion of bond counsel to the issuer, exempt from federal income tax. Tax-exempt bonds include debt obligations issued by a state, the District of Columbia or a territory or possession of the United States, or any political subdivision thereof, in order to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, mass transportation, roads, schools and water and sewer works. Other public purposes for which tax-exempt bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as industrial development bonds may be issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, conventions or trade show facilities, airports, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term tax-exempt bonds if the interest paid thereon is exempt from federal income tax. Interest on industrial development bonds used to fund the acquisition, construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax, but the size of such issues is limited under current federal tax law.

         The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds.

         General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body.

         Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of industrial development revenue bonds is usually directly related to the credit of the corporate user of the facilities. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on tax-exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the tax-exempt bond market, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the

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financial condition of an issuer of tax-exempt bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

         The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") represent their opinions and are not absolute standards of quality. Tax-exempt bonds with the same maturity, interest rate and rating may have different yields while tax-exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

         Obligations of issuers of tax-exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislators may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt bonds may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Tax Free Fund's tax-exempt bonds in the same manner.

         Refunded Municipal Bonds. Refunded municipal bonds are general obligation or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. Government obligations in an amount adequate to meet all interest and principal payments as such payments become due.

         Mortgage-Backed Securities. Generally, mortgage-backed securities are securities representing interest in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to holders of securities issued by such pools. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to holders of securities issued by such pools. This principal is returned to holders of securities issued by such pools at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

         U.S. Government Agency Mortgage-Backed Securities. These are obligations issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association

("Fannie Mae" or FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC") and the Federal Housing Administration ("FHA"). FNMA, FHLMC and FHA obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA, FHLMC and FHA securities are supported by the instrumentality's right to borrow from the United States Treasury. U.S. government agency mortgage-backed certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. FHA generally guarantees only the ultimate collection of 99% of the principal of the underlying mortgage loan.

         Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development ("HUD"). The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

         The Ginnie Mae Certificates in which the Funds may invest generally will represent a pro-rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

         Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of FNMA are not backed by the full faith and credit of the U.S. Government.

         Each Fannie Mae Certificate will generally represent a pro-rata interest in one or more pools of FHA Loans or VA Loans of the following types:

(i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and
(vi) fixed rate and adjustable mortgage loans secured by multifamily projects.

         Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

         Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

         FHA. FHA was created in 1934 under the Housing Act and incorporated into HUD in 1965. The obligations of FHA are not backed by the full faith and credit of the U.S. Government.

         Project Loans. Project Loan securities are backed by GNMA or FHA insured mortgage loans made by HUD-approved public and private lenders for (i) the construction or substantial rehabilitation of moderate-income multi family housing and retirement centers, (ii) the construction, substantial rehabilitation or refinancing of nursing houses, (iii) the purchase or refinancing of existing multi family projects and (iv) the refinancing of existing HUD-insured mortgages.

         Project loans are generally structured in one of two ways: as Construction Loan Certificates/Permanent Loan Certificates ("CLC/PLCs") or as Permanent Loan Certificates ("PLCs"). Project Loan lenders, subject to HUD guidelines, typically include various prepayment penalties and/or lockout periods that are applicable during the early years of the permanent phase of CLC/PLC loans. The majority of newly issued PLC loans also contain provisions that inhibit prepayment during the earlier years of the loan. Although amortized over a period of 30-40 years, Project loans are typically prepaid after a period of approximately 8 to 12 years.

         Certain Project Loans originated before 1985 contain a provision allowing the investor to "put" the loan to FHA twenty years after origination, Project Loans which are putable prior to November 1995 are putable at par. Project Loans which are putable after November 1995 are putable into an equal amount of "MM Debentures," which are semi-annual pay, interest only, 20-year maturity securities backed by the full faith and credit of the U.S. Government, callable every six months at par.

         In the event of a default on the underlying mortgage, holders of GNMA Project Loans will continue to receive scheduled principal and interest payments until payment of the insurance claim. The final distribution to holders of GNMA Project Loans will include 100% of the outstanding amount of the Project Loan certificate plus accrued interest. In the event of a default on the underlying mortgage, holders of FHA Project Loans will generally receive 99% of the outstanding amount of the Project Loan certificates paid either in cash or MM Debentures.

         Adjustable Rate Mortgages - Interest Rate Indices. The "One Year Treasury Index" is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The "Cost of Funds Index" reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

         A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of member institutions of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average of prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates because as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

         LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or 12 month intervals.

         Stripped Agency Mortgage-Backed Securities. These are securities representing interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed

Securities may be issued by U.S. Government Agencies or by private issuers similar to those described below with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Accordingly, for example, investing in IOs may offset fluctuations in the value of other mortgage-backed securities which are owned by the Funds. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund which owns them.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         A Fund will generally treat IOs and POs, other than IOs or POs backed by fixed rate mortgages issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, as illiquid securities and, accordingly, limit its investment in such securities, together with all other illiquid securities, to 15% of the Fund's net assets, except that the Government Fund will limit its investment in such securities, together with all other illiquid securities, to 10% of the Government Fund's net assets.

         Inverse Floating Obligations. The Fund may invest in mortgage securities and other instruments that are "inverse floating obligations."

         One such instrument is an inverse floating rate bond, which pays a rate of interest that fluctuates inversely with changes in a floating rate index such as LIBOR. As the index decreases, the formula used to set the interest rate on such a bond results in an increased yield. Conversely, as the index increases, the formula used to set the interest rate on such a bond results in a decreased yield. Although the right of the holder to a return of principal is not affected by changes in interest rates, in a rising interest rate environment repayment of principal will usually be slower than expected due to a decrease in prepayment speeds usually associated with higher interest rates. Under such circumstances, the market value of such instruments can be expected to decline.

         Another such instrument is an "inverse IO," which is created by dividing a fixed-rate bond class into floating and inverse floating components based upon a market interest rate index, such that, at any time, the sum of the interest payments to the two classes is no greater than the coupon on the fixed-rate bond. As the index rises, more interest is required for the floating rate component and therefore less is available to the holder of the inverse floating rate holder. In a rising interest rate environment, the lower coupon payments due to the inverse IO holder may be partially offset by the IO structure of the security. With rising rates, slower prepayments will still enable the inverse IO holder to recognize a decreased coupon on an outstanding balance for a longer period. Unlike an inverse floating rate bond, an inverse IO does not entitle the holder to receive a payment of principal and accordingly may have incremental risk.

         Inverse floating rate obligations generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of conventional securities.

         Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. All CMOs purchased by the Funds will be either issued by a Government agency or rated in the two highest credit categories by a nationally recognized rating agency.

         U.S. Government Agency Multiclass Pass-Through Securities. Unlike CMOs, U.S. Government Agency Multiclass Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include such multiclass pass-through securities.

         Privately-Issued Mortgage-Backed Certificates that Represent Interests in U.S. Government Agency Mortgage-Backed Certificates. These are privately-issued mortgage pass-through securities which represent interests in GNMA, FNMA and FHLMC mortgage certificates but are generally divided into several classes in the same manner as CMOs.

         The Government Fund will invest in privately-issued mortgage-backed securities only if they are rated at the time of investment AAA by S&P. Each of the other Funds will invest in privately-issued mortgage-backed securities only if they are rated at the time of investment A or better by S&P or A or better by Moody's. While U.S. Government Securities and U.S. Government Agency Mortgage-Backed Securities are guaranteed, as described above, as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates and other factors.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether such Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Sub-Adviser for each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

         Highly rated mortgage- and asset-backed securities carry a relatively low risk of default. Like all investors in interest-bearing securities, however, a Fund is exposed to the risk that the prices of individual securities held by it can fluctuate, in some cases significantly, in response to changes in prevailing levels of interest rates. In addition, a Fund could experience a loss on an investment in a Stripped Mortgage-Backed Security held by it if the mortgage loans underlying such security experienced a rapid rate of prepayment.

         Adjustable Rate Securities. Certain securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed-rate obligations. These securities may take the following forms:

         Variable Rate Securities. Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days notice is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating Rate Securities. Floating rate instruments are those whose terms provide for the adjustment of their interest rates whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The maturity of a floating rate instrument is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         Put Option Bonds. Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.

         Asset-Backed Securities. A Fund may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
See "Types of Credit Support".

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets may be credit card or automobile receivables, home equity loans or other consumer or commercial obligations. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

         Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to such payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support". Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark change) or scheduled amortization of principal.

         Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

         Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: Liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         Automobile Receivable Securities. A Fund may invest in Asset-Backed Securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

         Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some case, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         Credit Card Receivable Securities. A Fund may invest in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than the Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivables Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset-Backed Securities, Accounts are unsecured obligations of the cardholder.

         Other Assets. The Sub-Advisers anticipate that Asset-Backed Securities backed by assets other than those described above will be issued in the future. A Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies.

         There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

         U.S. Government Securities. U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         Securities issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are currently traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest and principal payments on the U.S. Treasury securities underlying STRIPS are direct obligations of the U.S. Government.

         Bank Money Investments. Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A bankers' acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. A Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $1 billion. A Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

         Short-Term Corporate Debt Instruments. Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Commercial paper investments at the time of purchase will be rated A by S&P or Prime by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least A by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least A by S&P or by Moody's.

         Commercial Paper Ratings. Commercial paper rated A (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign:
A-1+.)

         The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

         In the event the lowering of ratings of a Fund's portfolio holdings by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees will review the situation and take such action as they deem in the best interests of such Fund's shareholders, including, if necessary, changing the composition of the portfolio.

                             DEBT SECURITIES RATINGS

Standard & Poor's Corporation

         AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A: Debt rated A has a strong capacity to pay interest and repay principal, although it is more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

         C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI: The rating CI is reserved for income bonds on which no interest is being paid.

         D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         SP-1: Notes rated SP-1 are of the highest quality with very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Notes rated SP-2 are of high quality with satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance or other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

         MIG-1: Notes bearing this designation are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                              INVESTMENT RESTRICTIONS

Adjustable Rate Fund

         The Trust has adopted the following investment restrictions for the Adjustable Rate Fund. Restrictions 1, 2, 14, 15 and 18 may not be changed without approval of the holders of a majority of the Adjustable Rate Fund's outstanding shares as defined by the Investment Company Act. The other investment restrictions may be changed by the Trustees without a vote of the shareholders. So long as these restrictions are in effect, the Adjustable Rate Fund may not:

         1. Purchase more than 10% of any class of securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities).

         2. Invest more than 5% of its total assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and options thereon) or in securities of issuers (including predecessors) with less than three years of continuous operations except in the case of debt securities rated BBB or higher by S&P or Baa or higher by Moody's, and except that this restriction shall not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         3. Purchase or sell commodities (other than the options and futures contracts described in the Prospectus and Statement of Additional Information) or real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 5% of its assets in publicly held real estate investment trusts.

         4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         5. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5 percent of the Fund's net assets) and the entry into repurchase agreements (not more than one-third of the current market value of the Adjustable Rate Fund's total assets shall constitute secured "loans" by the Adjustable Rate Fund under repurchase agreements).

         6. Engage in the business of underwriting securities of others, except that the Trust may be deemed to be an underwriter under the Securities Act of 1933, as amended, when it purchases or sells portfolio securities.

         7. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         8. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of its assets or as part of a merger, consolidation, reorganization, or acquisition of assets.

         9. Invest in or retain the securities of any issuer, if, to the knowledge of the Trust, the officers and trustees of the Trust who individually own in excess of 1/2 of 1% of the issuer's securities own more than 5% of such securities in the aggregate.

         10. Invest in securities which are not registered under the Securities Act of 1933, as amended, or the marketability of which is restricted including securities restricted as to resale (limited to 5% of total assets), if as a result, more than 10% of its total assets would consist of such securities; provided, however, that this restriction shall not apply to securities which are not required to be registered under the Securities Act of 1933, as amended, or to repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, and futures contracts and options thereon.

         11. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         12. Make short sales of securities, unless the Adjustable Rate Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

         13. Invest more than 25% of its total assets in any one industry (except U.S. Government Securities).

         14. Issue senior securities, as defined in the Investment Company Act, except as permitted by Section 18(f)(2) of that Act and the rules under such Act, as set forth herein, or as permitted by an SEC exemptive order.

         15. Change the nature of its business so as to cease to be an investment company.

         16. Conduct arbitrage transactions (provided that investments in futures and options for hedging purposes shall not be deemed arbitrage transactions).

         17. Invest in oil, gas or other mineral leases or exploration or development programs (provided that the Fund may invest in securities issued by or which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs).

         18. Invest more than 5% of its total assets in warrants of all types, or more than 2% of its total assets in warrants other than warrants attached to other securities.

         19. Invest in securities of foreign issuers other than through ADRs.

         20. Invest in real estate limited partnership.

         21. Purchase any security while borrowings representing more than 5% of the Fund's net assets (including loans, reverse repurchase agreements, forward rolls or other borrowings) are outstanding.

Government Fund

         The Trust has adopted the following investment restrictions for the Government Fund. Restrictions 2, 3, 4, 5, 6, 14, 15 and 16 may not be changed without approval of the holders of a majority of the Government Fund's outstanding shares as defined by the Investment Company Act. The other investment restrictions may be changed by the Trustees without a vote of the shareholders. So long as these restrictions are in effect, the Government Fund may not:

         1. Purchase more than 10% of any class of securities of any one issuer (except U.S. Government Securities as defined in the Government Fund Prospectus).

         2. Invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and options thereon) or in securities of issuers (other than issuers of U.S. Government Securities) with less than three years of continuous operations.

         3. Purchase or sell commodities (other than the options and interest rate futures contracts described in the Prospectus and Statement of Additional Information) or real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 5% of its assets in publicly held real estate investment trusts.

         4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Government Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         5. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5 percent of the Fund's net assets) and the entry into repurchase agreements (not more than one-third of the current market value of the Government Fund's total assets shall constitute secured "loans" by the Government Fund under repurchase agreements).

         6. Engage in the business of underwriting securities of others, except that the Trust may be deemed to be an underwriter under the Securities Act of 1933, as amended, when it purchases or sells portfolio securities.

         7. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         8. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of its assets or as part of a merger, consolidation, reorganization, or acquisition of assets.

         9. Participate on a joint or joint and several basis in any securities trading account; provided, however, that combining or "bunching" of the orders of other accounts under the investment management of the Adviser or the Government Fund's Sub-Adviser shall not be considered participation in a joint securities trading account;

         10. Invest in or retain the securities of any issuer, if, to the knowledge of the Trust, the officers and trustees of the Trust who individually own in excess of 1/2 of 1% of the issuer's securities own more than 5% of such securities in the aggregate.

         11. Invest in securities which are not registered under the Securities Act of 1933, as amended, or the marketability of which is restricted, if as a result, more than 10% of its total assets would consist of such securities; provided, however, that this restriction shall not apply to securities which are not required to be registered under the Securities Act of 1933, as amended, or to repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, and futures contracts and options thereon.

         12. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         13. Make short sales of securities, unless the Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

         14. Invest more than 25% of its total assets in any one industry (except U.S. Government Securities).

         15. Issue senior securities, as defined in the Investment Company Act, except as permitted by Section 18(f)(2) of that Act and the rules under such Act, as set forth herein, or as permitted by an SEC exemptive order.

         16. Change the nature of its business so as to cease to be an investment company.

         17. Invest in real estate limited partnerships.

         18. Purchase any security while borrowings representing more than 5% of the Government Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Tax Free Fund

         The Trust has adopted the following investment restrictions for the Tax Free Fund. Restrictions 1, 2, 14 and 15 may not be changed without approval of the holders of a majority of the Tax Free Fund's outstanding shares as defined by the Investment Company Act. The other investment restrictions may be changed by the Trustees without a vote of the shareholders. So long as these restrictions are in effect, the Tax Free Fund may not:

         1. Purchase more than 10% of any class of securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities).

         2. Invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities and options thereon) or in securities of issuers (other than the U.S. Government, its agencies and instrumentalities) with less than three years of continuous operations except in the case of debt securities rated BBB or higher by S&P or Baa or higher by Moody's, and except that this restriction shall not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         3. Purchase or sell commodities (other than the options and futures contracts described in the Prospectus and Statement of Additional Information) or real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 5% of its assets in publicly held real estate investment trusts.

         4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         5. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5 percent of the Fund's net assets) and the entry into repurchase agreements (not more than one-third of the current market value of the Tax Free Fund's total assets shall constitute secured "loans" by the Tax Free Fund under repurchase agreements).

         6. Engage in the business of underwriting securities of others, except that the Trust may be deemed to be an underwriter under the Securities Act of 1933, as amended, when it purchases or sells portfolio securities.

         7. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         8. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of its assets or as part of a merger, consolidation, reorganization, or acquisition of assets.

         9. Invest in or retain the securities of any issuer, if, to the knowledge of the Trust, the officers and trustees of the Trust who individually own in excess of 1/2 of 1% of the issuer's securities own more than 5% of such securities in the aggregate.

         10. Invest in securities which are not registered under the Securities Act of 1933, as amended, or the marketability of which is restricted, if as a result, more than 10% of its total assets would consist of such securities; provided, however, that this restriction shall not apply to securities which are not required to be registered under the Securities Act of 1933, as amended, or to repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, and futures contracts and options thereon.

         11. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         12. Make short sales of securities, unless the Tax Free Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

         13. Invest more than 25% of its total assets in any one industry (except U.S. Government Securities).

         14. Issue senior securities, as defined in the Investment Company Act, except as permitted by Section 18(f)(2) of that Act and the rules under such Act, as set forth herein, or as permitted by an SEC exemptive order.

         15. Change the nature of its business so as to cease to be an investment company.

         16. Invest in real estate limited partnership.

         17. Purchase any security while borrowings representing more than 5% of the Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Value Fund

         The Trust has adopted the following investment restrictions for the Value Fund. Restrictions 1, 2, 14, 15 and 18 may not be changed without approval of the holders of a majority of the Value Fund's outstanding shares as defined by the Investment Company Act. The other investment restrictions may be changed by the Trustees without a vote of the shareholders. So long as these restrictions are in effect, the Value Fund may not:

         1. Purchase more than 5% of any class of securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities).

         2. Invest more than 5% of its total assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and options thereon) or in securities of issuers (including predecessors) with less than three years of continuous operations except in the case of debt securities rated BBB or higher by S&P or Baa or higher by Moody's, and except that this restriction shall not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         3. Purchase or sell commodities (other than the options and futures contracts described in the Prospectus and Statement of Additional Information) or real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 5% of its assets in publicly held real estate investment trusts.

         4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         5. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5 percent of the Fund's net assets) and the entry into repurchase agreements (not more than one-third of the current market value of the Value Fund's total assets shall constitute secured "loans" by the Value Fund under repurchase agreements).

         6. Engage in the business of underwriting securities of others, except that the Trust may be deemed to be an underwriter under the Securities Act of 1933, as amended, when it purchases or sells portfolio securities.

         7. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         8. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of its assets or as part of a merger, consolidation, reorganization, or acquisition of assets.

         9. Invest in or retain the securities of any issuer, if, to the knowledge of the Trust, the officers and trustees of the Trust who individually own in excess of 1/2 of 1% of the issuer's securities own more than 5% of such securities in the aggregate.

         10. Invest in securities which are not registered under the Securities Act of 1933, as amended, or the marketability of which is restricted including securities restricted as to resale (limited to 5% of total assets), if as a result, more than 10% of its total assets would consist of such securities; provided, however, that this restriction shall not apply to securities which are not required to be registered under the Securities Act of 1933, as amended, or to repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, and futures contracts and options thereon.

         11. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         12. Make short sales of securities, unless the Value Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

         13. Invest more than 20% of its total assets in any one industry (except U.S. Government Securities).

         14. Issue senior securities, as defined in the Investment Company Act, except as permitted by Section 18(f)(2) of that Act and the rules under such Act, as set forth herein, or as permitted by an SEC exemptive order.

         15. Change the nature of its business so as to cease to be an investment company.

         16. Conduct arbitrage transactions (provided that investments in futures and options for hedging purposes shall not be deemed arbitrage transactions).

         17. Invest in oil, gas or other mineral leases or exploration or development programs (provided that the Fund may invest in securities issued by or which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs).

         18. Invest more than 5% of its total assets in warrants of all types, or more than 2% of its total assets in warrants other than warrants attached to other securities.

         19. Invest in securities of foreign issuers other than through ADRs.

         20. Invest in real estate limited partnerships.

         21. Purchase any security while borrowings representing more than 5% of the Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Growth Fund

         The Trust has adopted the following investment restrictions for the Growth Fund. Restrictions 1, 2, 14, 15 and 18 may not be changed without approval of the holders of a majority of the Growth Fund's outstanding shares as defined by the Investment Company Act. The other investment restrictions may be changed by the Trustees without a vote of the shareholders. So long as these restrictions are in effect, the Growth Fund may not:

         1. Purchase more than 10% of any class of securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities).

         2. Invest more than 5% of its total assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and options thereon) or in securities of issuers (including predecessors) with less than three years of continuous operations except in the case of debt securities rated BBB or higher by S&P or Baa or higher by Moody's, and except that this restriction shall not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

         3. Purchase or sell commodities (other than the options and futures contracts described in the Prospectus and Statement of Additional Information) or real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 5% of its assets in publicly held real estate investment trusts.

         4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         5. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5 percent of the Fund's net assets) and the entry into repurchase agreements (not more than one-third of the current market value of the Growth Fund's total assets shall constitute secured "loans" by the Growth Fund under repurchase agreements).

         6. Engage in the business of underwriting securities of others, except that the Trust may be deemed to be an underwriter under the Securities Act of 1933, as amended, when it purchases or sells portfolio securities.

         7. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         8. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of its assets or as part of a merger, consolidation, reorganization, or acquisition of assets.

         9. Invest in or retain the securities of any issuer, if, to the knowledge of the Trust, the officers and trustees of the Trust who individually own in excess of 1/2 of 1% of the issuer's securities own more than 5% of such securities in the aggregate.

         10. Invest in securities which are not registered under the Securities Act of 1933, as amended, or the marketability of which is restricted including securities restricted as to resale (limited to 5% of total assets), if as a result, more than 10% of its total assets would consist of such securities; provided, however, that this restriction shall not apply to securities which are not required to be registered under the Securities Act of 1933, as amended, or to repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, and futures contracts and options thereon.

         11. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

         12. Make short sales of securities, unless the Growth Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

         13. Invest more than 25% of its total assets in any one industry (except U.S. Government Securities).

         14. Issue senior securities, as defined in the Investment Company Act, except as permitted by Section 18(f)(2) of that Act and the rules under such Act, as set forth herein, or as permitted by an SEC exemptive order.

         15. Change the nature of its business so as to cease to be an investment company.

         16. Conduct arbitrage transactions (provided that investments in futures and options for hedging purposes shall not be deemed arbitrage transactions).

         17. Invest in oil, gas or other mineral leases or exploration or development programs (provided that the Fund may invest in securities issued by or which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs).

         18. Invest more than 5% of its total assets in warrants of all types, or more than 2% of its total assets in warrants other than warrants attached to other securities.

         19. Invest in securities of foreign issuers other than through U.S. dollar denominated American Depository Receipts ("ADRs").

         20. Invest in real estate limited partnerships.

         21. Purchase any security while borrowings representing more than 5% of the Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

Percentage Limitations

         In connection with the investment restrictions of each Fund, all percentage limitations apply only at the time a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be treated as a violation. Under the Investment Company Act, each Fund will be required to maintain an asset coverage of at least 300% for borrowings from a bank. In the event that such asset coverage is below 300%, the Fund will be required to reduce the amount of its borrowings to obtain 300% asset coverage, within three days (not including Sundays and holidays) or such longer period as the rules and regulations of the SEC prescribe.

                             PORTFOLIO TRANSACTIONS

         It is the general policy of the Funds, the Adviser and the Sub-Advisers not to employ any broker in the purchase or sale of securities for any Fund's portfolio unless the Adviser or a Sub-Adviser believes that the broker will obtain the best results for the Fund, taking into consideration such relevant factors as price, the ability of the broker to effect the transaction and the broker's facilities, reliability and financial responsibility. Commission rates, being a component of price, are considered together with such factors.

         U.S. Government Securities and municipal securities are traded primarily in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to any over-the-counter transactions, the Adviser or relevant Sub-Adviser, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

         Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, affiliated persons of a Fund may not serve as such Fund's dealer in connection with such transactions. However, affiliated persons of the Trust, including Value Line Securities, Inc. ("Value Line Securities"), an affiliate of the Growth Fund's Sub-Adviser, may serve as a broker in transactions for a Fund conducted on an exchange or over-the-counter transactions conducted on an agency basis. PNC Securities Corp. ("PNC") and BFM Advisory, Inc. ("BFM") are broker-dealer affiliates of BlackRock Financial Management, Inc., the Sub-Adviser for the Government Fund. However, BFM does not act as a broker-dealer for customer transactions and it is the policy of the Government Fund's Sub-Adviser not to employ PNC as a broker-dealer for the Government Fund. The Adviser is affiliated with the following broker/dealers; GECC Capital Markets Group, Inc., Polaris Securities Corp., Kidder Peabody & Company, Inc., GE Investment Services, Inc., Fourth Financial Securities Corporation, GNA Securities, Inc., and GNA Distributors, Inc. The Sub-Advisers have been instructed not to engage in any transactions with the Advisers affiliated broker/dealers. The Trust is not obligated to deal with any broker or group of brokers in the execution of transactions in portfolio securities.


         The commission rate on all exchange orders is subject to negotiation.
Section 17(e) of the Investment Company Act limits to "the usual and customary broker's commission" the amount which can be paid by the Trust to an affiliated person acting as broker in connection with transactions effected on a securities exchange. The Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust, the Adviser, or the Sub-Advisers, have adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 of the Investment Company Act if an affiliated person acts as such a broker, to ensure a broker's commission that is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time .
 . . ."

         A transaction will not be placed with any affiliated party if a Fund would have to pay a commission rate less favorable than such affiliated party's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the affiliated party acts as a clearing broker for another brokerage firm, and any customers of the affiliated party determined by a majority of the Trustees who are not "interested persons" of the Trust, the Adviser, or such affiliated party not to be comparable to the Trust. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust, the Adviser or the affiliated party, exceptions may be made.

         Since Value Line, Inc. as an affiliate of Value Line Securities, has, as Sub-Adviser to the Growth Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related investment skills will not be used by Value Line Securities as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. When appropriate, orders for the account of the Growth Fund may be combined with orders for the account of other funds with which Value Line Securities is affiliated in order to obtain a more favorable commission rate.

         In selecting brokers to effect transactions on securities exchanges, each Fund's Sub-Adviser considers the factors set forth in the first paragraph under this heading and any investment information provided by such brokers, subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, if a Fund's Sub-Adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, such Sub-Adviser may pay commissions to such broker in an amount greater than the amount another firm might charge. Research services provided to a Fund include research reports on particular industries and companies, economic surveys and analyses, and recommendations as to specific securities. From time to time brokerage for a Fund may be allocated on the basis of sales of the shares of such Fund.

         Each year, each Fund's Sub-Adviser will consider the amount and nature of the research services provided by other brokers as well as the extent to which such services provided by other brokers are relied upon, and attempts to allocate a portion of the brokerage business of its clients, such as the Funds, on the basis of that consideration. In addition, brokers sometimes suggest a level of business they would like to receive in return for the various services they provide. Actual brokerage business received by any broker may be less than the suggested allocations, but can (and often does) exceed the suggestions, because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker excluded from receiving business because it has not been identified as providing research services. As permitted by Section 28(e), the investment information received from other brokers may be used by the relevant Sub-Adviser (and its subsidiaries) in servicing all its accounts and not all such information may be used by the relevant Sub-Adviser in connection with the applicable Fund. Nonetheless, the Funds believes that such investment information provides the Funds with benefits by supplementing the research otherwise available to the Trust.

         The Growth Fund may employ Value Line Securities, as its principal broker on exchange transactions. Section 11(a) of the Exchange Act provides that a member firm of a national securities exchange (such as Value Line Securities) may not effect transactions on such exchange for the account of an investment company (such as the Trust) of which the member firm or its affiliate (such as the Sub-Adviser) is the investment adviser. However, the SEC has adopted a rule, Rule 11a2-2(T) (the "Rule"), which permits member firms which are subject to
Section 11(a) to effect exchange transactions otherwise prohibited by Section 11(a), provided such transactions are initiated from off the floor of the exchange and are executed on the floor, or through use of the facilities of the exchange, by another member which is not an "associated person" (as defined in the Exchange Act) of the member firm which initiated the transaction. The Rule also permits the initiating member to retain compensation in connection with effecting such transactions if expressly so authorized in a written contract with the investment company. The Growth Fund and Value Line Securities will enter into such a contract if Value Line Securities is employed as such a broker. Any such transactions effected by Value Line Securities for the account of the Growth Fund will be made in the manner prescribed by the Rule. The Trust, of course, will continue to effect its portfolio transactions in a manner consistent with the Exchange Act and the rules and regulations thereunder.

         Value Line Securities will furnish the Growth Fund, at least annually, a statement setting forth the total amount of all compensation retained by Value Line Securities or any associated person of Value Line Securities in connection with effecting transactions for the account of the Growth Fund, and the Trustees of the Trust will review and approve all the Growth Fund's portfolio transactions and the compensation received by Value Line Securities in connection therewith.

         Value Line Securities will not knowingly participate in commissions paid by the Growth Fund to other brokers or dealers and does not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event Value Line Securities at any time learns that it has knowingly received reciprocal business, it will so inform the Trustees of the Trust.



Brokerage commissions paid by each Fund for the fiscal years ended October 31, 1994, 1995, and 1996 were as follows:

                                           Adjustable  Government  Tax Free   Value    Growth
                                           Rate Fund      Fund       Fund      Fund     Fund

Fiscal year ended October 31, 1994            None     $145,036      None   $12,468   $18,174
Fiscal year ended October 31, 1995            None       64,512      None    13,026    26,331
Fiscal year ended October 31, 1996            None       30,581      None    60,237    31,672


There were no brokerage commissions paid to affiliates of the Funds.

         Subject to general supervision by the Trustees and the Adviser, all investment decisions of each Fund are made by such Fund's Sub-Adviser, which places orders for all purchases and sales of portfolio securities for such Fund with brokers and dealers.

                               PORTFOLIO TURNOVER

         In determining a Fund's portfolio turnover, securities (including options) which have maturities at the time of acquisition of one year or less ("short-term securities") are excluded. The annual portfolio turnover rate is calculated by dividing the lesser of the purchase or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned by the Fund during the year. The monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by 13. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of option contracts which are exercised, the portfolio turnover rate of such Fund would increase.

         The Government Fund anticipates that its annual portfolio turnover rate will not exceed 200%. The Government Fund will trade its portfolio securities without regard to the length of time for which they have been held. The Growth Fund may trade in securities for short-term profits in order to achieve its objective. The Growth Fund anticipates that its annual portfolio turnover rate may exceed 100% but generally will not exceed 200%. It is the policy of each of the Value Fund, the Tax Free Fund and the Adjustable Rate Fund not to trade in securities with a view toward obtaining short term profits. However, when circumstances warrant, such Funds may sell securities without regard to the length of time held. The Value Fund anticipates that its annual portfolio turnover rate may exceed 100% but generally will not exceed 175%. The Tax Free Fund anticipates that its annual portfolio turnover rate may exceed 50% but generally will not exceed 100%. The Adjustable Rate Fund anticipates that it annual portfolio turnover rate may exceed 100% but generally will not exceed 150%. A high portfolio turnover rate in any year will increase brokerage commissions paid by a fund and could result in higher expenses.

         To the extent that its portfolio is traded for short-term market considerations and turnover exceeds 100%, the annual portfolio turnover rate of a Fund could be higher than most mutual funds.

         No fund will engage in short-term trading to an extent which would in the opinion of the Trust's counsel disqualify the Trust as a regulated investment company under Subchapter M of the Code.

                             HOW TO PURCHASE SHARES

         Shares of the Funds are distributed by GNA Distributors, Inc. (the "Distributor") through its affiliate GNA Securities, Inc. ("GNA Securities"), and other authorized broker/dealers and financial institutions ("Authorized Firms") which have entered into sales agreements with the Distributor on a best efforts basis. The Funds currently offer two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B shares). General information on how to buy shares of the Funds, as well as sales charges involved, are set forth under "How to Purchase Shares" in the applicable Fund Prospectus. The following supplements that information.

         Reduced Sales Charges - For purposes of determining whether a purchase of Class A shares qualifies for reduced sales charges, the term "person" includes: (i) an individual, or an individual combining with his or her spouse and their children under age 21 and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

         Investors may purchase Class A shares of the Funds at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $50,000 of a Fund or any combination of Class A shares of "Eligible Funds" as designated by the Distributor within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

         An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Funds and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase.

         A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

         Investors may purchase Class A shares of the Funds or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the Right of Accumulation is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A and Class B shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

         Reorganizations - In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, a Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

                              HOW TO REDEEM SHARES

         The Funds may not suspend redemption privileges or postpone the date of payment on shares of the Funds for more than seven days except during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                   WAIVER OF CONTINGENT DEFERRED SALES CHARGE

         The contingent deferred sales charge on Class B shares will be waived in the case of a redemption made due to the death or subsequent disability (caused by injury or the sudden onset of a life threatening illness) of a sole individual shareholder (but not for "family," "living" or other trusts) and for redemptions representing a minimum required distribution from an IRA processed under a systematic withdrawal plan. The shareholder or his/her beneficiary must notify the Funds' transfer agent either directly or through the Distributor, at the time of redemption, that the redemption is entitled to a waiver of the contingent deferred sales charge. The waiver will be granted subject to confirmation of the shareholder's death or disability or the status of the redemption as a required distribution, as the case may be.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is determined as of 4:00 p.m. Eastern time, Monday through Friday, exclusive of national business holidays on which the New York Stock Exchange is closed. The NYSE will be closed on the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value is determined separately for each class of shares.

         The following is a description of the procedures used by each Fund to value assets. Net asset value per share is computed by taking the market value of all assets of a Fund (including interest accrued but not collected), less liabilities (including accrued expenses but excluding capital and surplus), and dividing by the total number of shares of the Fund outstanding. Portfolio securities for which market quotations are readily available are stated at market value. A security (including an option) listed or traded on an exchange or quoted on NASDAQ is valued at its last sale price prior to the time when assets are valued. Lacking any sales on that day, the security is valued at the mean between the current closing bid and asked prices. Other securities are, in general, valued at the last bid quoted prior to the time when assets are valued if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust utilizing such pricing services as may be deemed appropriate. Investments in certain long-term debt securities not traded in an organized market are valued on the basis of valuations furnished by independent pricing services or broker/dealers which utilize information with respect to market transactions and other information in such securities or comparable securities. Securities deemed restricted as to resale are valued at the fair value thereof as determined by or in accordance with methods adopted by the Trustees of the Trust.

         Short-term debt instruments issued with a maturity of one year or less which have a remaining maturity of 60 days or less are valued using the amortized cost method, provided that during any period in which more than 25% of a Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method.

         The amortized cost method is used when the value obtained is fair value. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

         Generally, trading in mortgage-backed or other securities issued or guaranteed by U.S. Government agencies or instrumentalities is substantially completed each day at various times prior to 4:15 P.M., Eastern time. The value of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the time the Fund determines its net asset value which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                               CERTAIN TAX MATTERS

Federal Taxation of the Funds -- In General

         Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive less than 30% of its gross income from the sale or other disposition of any of the following which was held less than three months (the "30% test"): (i) stock or securities; (ii) options, futures or forward contracts (other than on foreign currencies); or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to a Fund's principal business of investing in stock or securities; and (c) satisfy certain diversification requirements.


         As a regulated investment company, the Funds will not be subject to federal income tax on its investment company taxable income (including net short-term capital gains) and net capital gain that it distributes to shareholders if at least 100% of its investment company taxable income and net capital gains and net tax-exempt income for the taxable year are distributed. However, if for any taxable year any Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings or profits.



As of October 31, 1996, the Funds had net tax basis capital loss carryforwards which may be applied against taxable gains until their expiration date as follows:
                                                                  Expiration
                                                                     Dates
Fund                                                  Amount      October 31,
----                                                  ------      -----------
Adjustable Rate Fund............................. $     72,067       2002
                                                       114,498       2003
                                                        14,856       2004
Government Fund..................................   87,661,793       2002
                                                   107,525,597       2003
                                                     1,748,819       2004
Tax Free Fund....................................      176,173       2003
Growth Fund......................................      201,507       2002
                                                       243,412       2004


         A Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute

(i) at least 98% of its ordinary income (not taking into account any net tax-exempt income or capital gains or losses) for the calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if a Fund so elects), and (iii) any portion (not taxed to a Fund) of the respective 2% undistributed balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

         A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in a Fund's income for purposes of the 90% test, the 30% test, the excise tax and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain options, futures contracts and debt securities with original issue or market discount.

Taxation of the Funds' Investments

         Original Issue Discount. For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

         Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time a Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless a Fund makes the election to include market discount currently.

         Options and Futures Transactions. Certain of a Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in a Fund's income for purposes of the 90% test, the 30% test, the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts.

Federal Taxation of the Shareholders


         Distributions generally are taxable to shareholders as ordinary income at the time made. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as received by such shareholder as of December 31st, provided that such Fund actually pays the dividend during January of the following calendar year.


         Distributions by a Fund result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


Subchapter M of the Code permits the character of tax-exempt interest received by a regulated investment company to flow-through as tax-exempt income to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of the taxable year is invested in state, municipal, or other obligations the interest on which is exempt under Section 103)a) of the Code. The Tax Free Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt income to be treated as such for federal income tax purposes in the hands if its shareholders. Distributions to shareholders of tax-exempt income by the Tax Free Fund for the taxable year are, therefore, not subject to regular federal income tax, although they may be subject to individual and corporate alternative minimum taxes. Distributions derived from interest which is exempt from federal income tax may subject corporate shareholders to, and increase their liability under, the 20% alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under, the 26% and 28% alternative minimum tax.

The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond be treated as taxable ordinary income. Unless the Fund elects to accrue market discount, this rule applies only for disposals (e.g., a sale or redemption) of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of a market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain.


         To the extent that a Fund's dividends are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to one-half of their social security benefit. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible.




         Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the issuers. Neither the Sub-Advisers nor the Trust's counsel makes any review of proceedings relating to the issuance of tax-exempt securities or the bases of such opinions.

         Interest on "private activity" bonds issued after August 7, 1986 is subject to the federal alternative minimum tax, although the interest continues to be excludable from gross income for other purposes. The alternative minimum tax, or AMT, is supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions. Interest from private activity bonds is a "tax preference" item that is added into income from other sources for the purpose of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. Corporate investors should note that for purposes of the corporate AMT there is an upward adjustment equal to 75% of the amount by which adjusted current earnings exceeds alternative minimum taxable income. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

         The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.


         A shareholder should be aware that a redemption of shares is a taxable event and, accordingly, capital gain or loss may be recognized. A loss realized by a shareholder on the redemption or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will be disallowed to the extent of such dividends if the shares have not been held by the shareholder for more than six months. Similarly, if a shareholder receives a distribution taxable as long-term capital gain and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of such capital gains distribution.


                             MANAGEMENT OF THE FUNDS


         The Trustees and executive officers of the Trust and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is Suite 900, Two Union Square, 601 Union Street, Seattle, Washington 98101.


                                                            Principal Occupation(s)
Name                              Title                     During Past 5 Years

Pierce T. Lindberg                Trustee                   Mr. Lindberg was Assistant
4501 Grandview Dr., W #307T                                 Treasurer and Director of
Tacoma, WA  98466                                           Money Management for Weyerhaeuser
                                                            Company until his retirement
                                                            in 1984.

Edward R. McMillan                Trustee,                  Investment consultant to
1600 Crista Shores Lane, #302     Chairman of               several private concerns
Silverdale, WA  98383             the Board                 and is presently Vice Chairman
                                                            of the Seattle Pacific University
                                                            Foundation and Member of the Investment
                                                            Committee, Blue Cross of Washington
                                                            and Alaska. Senior Vice President and
                                                            Chief Economist for Rainier National
                                                            Bank until his retirement in 1983
                                                            and formerly a Member of
                                                            the Government Securities
                                                            Committee, Public Securities
                                                            Association.

Douglas H. Pedersen               Trustee                   Mr. Pedersen is a
13190 Phelps Road, NE                                       Seattle-based business
Bainbridge, WA 98110                                        economist and principal
                                                            of Pedersen & Associates,
                                                            a consulting firm.  Mr.
                                                            Pedersen is also
                                                            co-publisher of "The
                                                            Puget Sound Economic
                                                            Forecaster," a quarterly
                                                            newsletter.
                                                            Formerly, Vice President
                                                            and Economist for
                                                            Security Pacific Bank.
                                                            Mr. Pedersen is a member
                                                            of the Governor's Council
                                                            of Economic Advisors for
                                                            Washington State, a
                                                            participant on the
                                                            Western Blue Chip
                                                            Economic Panel and past
                                                            President of the Seattle
                                                            Chapter of the National
                                                            Association of Business Economists.


                                                            Principal Occupation(s)
Name                              Title                     During Past 5 Years
Douglas H. Pedersen (cont.)                                 He also serves as a Director of the
                                                            Washington Research Council.

Victor C. Moses                   Senior Vice               Senior Vice President and
                                  President                 Chief Actuary of GNA
                                                            Corporation and its
                                                            subsidiaries.

Geoffrey S. Stiff                 Senior Vice               SVP, CFO and Treasurer
                                  President and             of GNA Corporation and
                                  Treasurer                 its subsidiaries. Formerly,
                                                            Director, VP and CFO of
                                                            Employers Reinsurance Corp.



Edward J. Wiles, Jr.              Vice President            Vice President and Counsel
                                  and Secretary             of GNA Corporation and
                                                            its subsidiaries.

Charles A. Kaminski               Senior Vice President     Senior Vice President of
                                                            GNA Corporation and
                                                            subsidiaries. Member
                                                            of the Washington
                                                            Investment Board.

Thomas W. Casey                   Vice President            Vice President and
                                                            Controller, GNA
                                                            Corporation and its
                                                            subsidiaries.  Formerly
                                                            Technical Adviser,
                                                            General Electric Capital
                                                            Corporation; Assistant
                                                            Vice President, Citibank;
                                                            Supervisor, Coopers &
                                                            Lybrand L.L.P.


Stephen N. DeVos                  Vice President            VP and Controller of GNA Corporation
                                                            and Controller and its subsidiaries since
                                                            June, 1996.  Technical Advisor for GE Capital
                                                            Corp 1994 - 1996. Manager, Coopers &
                                                            Lybrand, L.L.P. 1986 - 1994.

Scott A. Curtis                   Vice President            Vice President of Great
                                                            Northern Insured Annuity
                                                            Corporation, GE Capital
                                                            Assurance Company, GNA
                                                            Securities, Inc.,GNA
                                                            Distributors, Inc., GNA
                                                            Capital Management
                                                            Inc.since January 1996.
                                                            Employed by GNA
                                                            Corporation since 1990.

         Messrs. Casey, Curtis, DeVos, Kaminski, Moses, Stiff and Wiles are all directors or officers of the Adviser as well as the Trust.

         No remuneration will be paid by the Trust to any Trustee or officer of the Trust who is affiliated with the Adviser. The Trust maintains a policy of paying all Trustees who are not "interested persons" of the Trust an annual fee of $4,000 and a fee of $500 for attendance at each meeting of the Board of Trustees plus reasonable expenses associated with their attendance at such meetings. The Board of Trustees generally meets quarterly. The following table summarizes the compensation paid to Trustees of the Trust for the fiscal year ended in 1996.


                            COMPENSATION OF TRUSTEES

                                                                    Pension or
                                                 Aggregate          Retirement                               Total
                                               Compensation          Benefits         Estimated          Compensation
                             Aggregate             from             Accrued as          Annual          from Registrant
Name of                     Compensation       GNA Variable        Part of Fund     Benefits Upon      and GNA Variable
Trustee                   from Registrant      Series Trust          Expenses         Retirement          Series Trust

Patrick E. Welch                none               none                none              none                none

Edward R. McMillan             $6,000             $3,000               none              none               $9,000

Pierce T. Lindberg             $6,000             $3,000               none              none               $9,000

Douglas H. Pedersen            $6,000             $3,000               none              none               $9,000

         As of December 31, 1996, the Adviser beneficially owned .63% of the outstanding Class B shares of the Government Fund. The officers and Trustees of the Trust as a group, own less than 3% of the outstanding Class A Shares of each of the Growth Fund and the Value Fund and less then 1% of the outstanding Class A Shares of each of the Government Fund, the Adjustable Rate Fund and the Tax Free Fund. The officers and Trustees of the Trust as a group did not own any B shares of the Funds.

         To the best knowledge of the Trust, as of December 31, 1996, there were no persons owning 5% or more of the outstanding shares of any Fund, except as described in the chart below:


Fund                           Shareholder                      Address                              % Ownership
Adjustable Rate Fund

Class A                        GNA Corporation                  Two Union Square                       99.49%
                                                                Seattle, WA 98101


Class B


                               Iakov Volovodovskii              2814 Bragg Street                       9.59%
                                                                Brooklyn, NY  11235-1102

                               BA Investment Services, Inc.     555 California Avenue                   7.94%
                                                                Fourth Floor
                                                                San Francisco, CA 94104

                               Krysten Comeaux                  4797 Bridge Street Highway              6.97%
                                                                St. Martinville, LA  70582-6103

                               The Doves Rest. Property Trust   4735 Main Highway                       6.93%
                                                                St. Martinville, LA  70582-6002



Fund                           Shareholder                      Address                              % Ownership
Government Fund

Class A                        Sisters of Mercy                 5301 E. Huron River Dr.                12.82%
                               Health Corp.                     P.O. Box 992
                                                                Ann Arbor, MI 48106-0992

Class B                        None

Tax Free Fund

Class A                        Employers Reinsurance Corp.      5200 Metcalf                           92.12%
                                                                Overland Park, KS 66201


Class B                        None

Value Fund

Class A                        GNA Corporation                  Two Union Square                       51.62%
                                                                Seattle, WA 98101


Class B                        None

Growth Fund

Class A                        GNA Corporation                  Two Union Square                       56.86%
                                                                Seattle, WA 98101

Class B                        None


                     THE INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser


         The investment adviser for each Fund is GNA Capital Management, Inc., a Washington corporation (the "Adviser"), with offices at Two Union Square, 601 Union Street, Suite 5600, Seattle, Washington 98101-2336. The Adviser is a registered investment advisory firm which maintains a securities research department, the efforts of which will be made available to the Fund.

         The Adviser is a wholly-owned subsidiary of GNA Corporation. GNA Corporation also is the parent company of GNA Securities, Inc. and GNA Distributors, Inc. which acts as the Trust's Distributor. GNA Corporation is a subsidiary of General Electric Capital Corporation. The officers of the Adviser also manage the investments of ten affiliated companies which had combined assets of approximately $44.0 billion as of December 31, 1996.


         The services provided to the Funds by the Adviser are described in the Prospectus of each Fund.

         The advisory fee, payable monthly by the Government Fund to the Adviser, is based upon the Government Fund's average daily net assets, and is equal to an annual rate of .65% of the first $500 million of average daily net assets, .60% of the next $250 million of average daily net assets, .55% of the next $500 million of average daily net assets, .50% of the next $250 million of average daily net assets and .45% of average daily net assets over $1.5 billion.

         The advisory fee, payable monthly by the Growth Fund to the Adviser, is based upon the Growth Fund's average daily net assets, and is equal to an annual rate of .60% of the first $100 million of average daily net assets and .50% of average daily net assets in excess of $100 million.

         The advisory fee, payable monthly by the Value Fund to the Adviser, is based upon the Value Fund's average daily net assets, and is equal to an annual rate of .60% of the first $100 million of average daily net assets and .50% of average daily net assets in excess of $100 million.

         The advisory fee, payable monthly by the Tax Free Fund to the Adviser, is based upon the Tax Free Fund's average daily net assets, and is equal to an annual rate of .60% of the first $20 million of average daily net assets, .50% of the next $80 million of average daily net assets and .45% of average daily net assets in excess of $100 million.

         The advisory fee, payable monthly by the Adjustable Rate Fund to the Adviser, is based upon the Adjustable Rate Fund's average daily net assets, and is equal to an annual rate of .40% of average daily net assets.

Advisory fees incurred by each Fund were as follows:

                                            Adjustable   Government   Tax Free     Value     Growth
                                            Rate Fund       Fund        Fund       Fund       Fund

Fiscal year ended October 31, 1994           $26,464    $8,104,213    $112,215   $ 57,266   $ 55,328
Fiscal year ended October 31, 1995            29,643     7,200,544     125,333    117,557    114,802
Fiscal year ended October 31, 1996            29,290     5,871,824     144,121    219,848    226,411

         BlackRock Financial Management, Inc. ("BlackRock"), 345 Park Avenue, New York, New York, 10154, a registered investment adviser, has been retained by the Adviser to act as Sub-Adviser of the Government Fund under a sub-advisory contact with the Adviser dated April 1, 1995. BlackRock is a wholly-owned subsidiary of PNC Asset Management Group, Inc., an indirect subsidiary of PNC Bank Corp., a bank holding company organized under the laws of the Commonwealth of Pennsylvania. BlackRock acted as investment adviser for total assets in excess of $43 billion as of December 31, 1996. As portfolio manger, BlackRock is responsible for the actual investment management of the Government Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of the Adviser and the Board of Trustees. Prior to April 1, 1995, Weiss, Peck & Greer Advisers, Inc. Served as the Government Fund's sub-adviser.

         Overall portfolio management strategy for the Government Fund is determined by a team composed of individuals who are officers of BlackRock. Keith Anderson, a Managing Director of BlackRock, and Andrew J. Phillips, a Principal of BlackRock, are the members of this team who have primary responsibility for the day-to-day management of the Government Fund. Mr. Anderson has served as the Government Fund's portfolio manager since April 1, 1995. Mr. Phillips joined as the Government Fund's Co-manager on June 18, 1996.

         Mr. Anderson is co-head of BlackRock's Portfolio Management Group and is a member of its Management Committee. Mr. Anderson previously served as a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson holds a B.S. degree in Economics and Finance from Nichols College and an M.B.A. degree from Rice University. Mr. Phillips is a member of BlackRock's Investment Strategy Committee. Mr. Phillips joined BlackRock in 1991. Mr. Phillips has a B.S. from Cornell University and an M.B.A. from the Johnson School of Cornell University.


         For its services under its Sub-Advisory Agreement BlackRock receives from the Adviser a fee, payable monthly, based upon the Government Fund's average daily net assets, equal to an annual rate of .15% of the first $500 million, .10% of the next $250 million, .05% of the next $500 million and .04% of average daily net assets over $1.25 billion.


         Value Line, Inc. ("Value Line"), 220 East 42nd Street, New York, New York 10017, a registered investment adviser, has been retained by the Adviser to act as portfolio manager of the Growth Fund under a sub-advisory contract with Adviser dated August 20, 1993. Value Line acted as investment adviser for total assets of approximately $5.7 billion as of December 31, 1996. As portfolio manager, Value Line is responsible for the actual investment management of the Growth Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of the Adviser and the Board of Trustees. Pursuant to the sub-advisory contract, the Adviser will periodically review the investment activities of Value Line, and the Adviser will have the right to terminate the sub-advisory contract upon 60 days written notice to Value Line.


         Overall portfolio management strategy for the Growth Fund is determined by committee. No person is primarily responsible for making recommendations to the committee.

         For its services under its Sub-Advisory Agreement, Value Line receives from the Adviser a fee, payable monthly, based upon the Growth Fund's average daily net assets equal to an annual rate of .30% of the first $100 million of average daily net assets, and .20% of average daily net assets in excess of $100 million.


         Duff & Phelps Investment Management Co. ("Duff & Phelps"), Suite 3800, 55 East Monroe Street, Chicago, Illinois 60603, a registered investment adviser, has been retained by the Adviser to act as portfolio manager of the Value Fund under a sub-advisory contract with Adviser dated November 1, 1995. Duff & Phelps acted as investment adviser for total assets in excess of $36 billion as of December 31, 1996. As portfolio manager, Duff & Phelps is responsible for the actual investment management of the Value Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of the Adviser and the Board of Trustees. Pursuant to the sub-advisory contract, the Adviser will periodically review the investment activities of Duff & Phelps, and the Adviser will have the right to terminate the sub-advisory contract upon 60 days written notice to Duff & Phelps.

         Overall portfolio management strategy for the Value Fund is under the supervision and direction of Jeff Simmons, a Vice President of Duff & Phelps. Mr. Simmons has been employed by Duff & Phelps since 1989 and has worked on the Value Fund since its inception. Mr. Simmons worked as a financial analyst at the

Northern Trust Bank in Chicago, IL prior to joining Duff & Phelps. Mr. Simmons is a chartered financial analyst and holds a B.S. degree from Northern Illinois University and an M.B.A. from the University of Chicago Graduate School of Business. He is a member of the Investment Analyst Society of Chicago.


         For its services under its Sub-Advisory Agreement, Duff & Phelps receives from the Adviser a fee, payable monthly, based upon the Value Fund's average daily net assets equal to an annual rate of .30% of the first $100 million of average daily net assets, and .20% of average daily net assets in excess of $100 million.


         Brown Brothers Harriman & Co. ("Brown Brothers"), 59 Wall Street, New York, New York 10005, has been retained by the Adviser to act as portfolio manager of the Tax Free Fund under a sub-advisory contract with the Adviser dated July 15, 1993. Brown Brothers acted as investment adviser for total assets in excess of $25 billion as of December 31, 1996. As portfolio manager, Brown Brothers is responsible for the actual investment management of the Tax Free Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of the Adviser and the Board of Trustees. Pursuant to the sub-advisory contract, the Adviser will periodically review the investment activities of Brown Brothers, and the Adviser will have the right to terminate the sub-advisory contract upon 60 days written notice to Brown Brothers.


         Overall portfolio management strategy for the Tax Free Fund is determined by Brown Brothers under the supervision and direction of Barbara A. Brinkley, a Manager of Brown Brothers and a member of its US Bond Policy Group and its Fixed Income Credit Committee. Ms. Brinkley has been employed by Brown Brothers since 1976. Ms. Brinkley previously worked for American Re-Insurance Company. Ms. Brinkley has specialized as a municipal bond credit analyst, trader and portfolio manager. Ms. Brinkley holds a B.A. degree from Smith College. Ms. Brinkley is a member and former chairman of the Municipal Analysis Group of New York, and is a member of the Fixed Income Analysts Society, Inc.

         For its services under its Sub-Advisory Agreement, Brown Brothers receives from the Adviser a fee, payable monthly, based upon the Tax Free Fund's average daily net assets equal to an annual rate of .30% of the first $20 million, .20% of the next $80 million and .15% of average daily net assets in excess of $100 million.


         Standish, Ayer & Wood, Inc. ("Standish"), One Financial Center, Boston, Massachusetts 02111, a registered investment adviser, has been retained by the Adviser to act as portfolio manager of the Adjustable Rate Fund under a sub-advisory contract with the Adviser dated July 15, 1993. Standish acted as investment adviser for total assets in excess of $30.6 billion as of December 31, 1996. As portfolio manager, Standish is responsible for the actual investment management of the Adjustable Rate Fund's assets including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, under the general supervision of the Adviser and the Board of Trustees. Pursuant to the sub-advisory contract, the Adviser will periodically review the investment activities of Standish, and the Adviser will have the right to terminate the sub-advisory contract upon 60 days written notice to the Standish.


         Overall portfolio management strategy for the Adjustable Rate Fund is determined by Standish under the supervision and direction of Dolores S. Driscoll, a Managing Director of Standish. Ms. Driscoll had been employed by Standish since 1974. Ms. Driscoll previously worked as a bond manager for Davis
L. Babson, Inc. Ms. Driscoll holds a B.A. degree in Mathematics from Indiana University and an M.B.A degree in Finance from Boston University and is a Chartered Financial Analyst.

         For its services under its Sub-Advisory Agreement, Standish receives from the Adviser a fee, payable monthly, based upon the Adjustable Rate Fund's average daily net assets equal to an annual rate of .20% of average daily net assets.

         From time to time certain of the states in which the shares of the Fund are qualified for sale may impose limitations on the expenses of the Funds. The Advisory Agreement provides that if, in any fiscal year, the total expenses of any Fund (excluding taxes, distribution expenses, interest, brokerage commissions and extraordinary items, but including the management fee) exceed the expense limitations applicable to the Funds imposed by the securities regulations of any state in which it is then registered to sell shares, the Adviser will waive all or a portion of its annual investment advisory fee equal to such excess. The Adviser is only required to reimburse the Funds for any expenses which exceed state expense limitations up to the amount of advisory fees paid or payable by such Fund during such fiscal year. Although there is no certainty that these limitations will be in effect in the future, the most restrictive of these limitations, in the states in which the Fund are to be sold, on an annual basis currently is 2.5% of the first $30,000,000 of average net assets of the Fund, 2.0% of the next $70,000,000 of average net assets, and 1.5% of average net assets over $100,000,000.

         The Advisory Agreement for the Trust was approved by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or such Sub-Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party on April 15, 1993, and was last approved by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or such Sub-Advisory Agreement or "interested persons" of any such party, on March 17, 1995. The shareholders of the Government Fund last approved the Advisory Agreement and Sub-Advisory agreement on March 26, 1993 and June 16, 1995 respectively. The shareholders of the Value Fund approved the Sub-Advisory Agreement on September 8, 1995. The Advisory Agreement for the Value Fund and the Advisory Agreement and Sub-Advisory Agreement for each of the Growth Fund, Tax-Free Fund and Adjustable Rate Fund were approved by the sole shareholder of each such Fund on September 7, 1993, and were last approved by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or such Sub-Advisory Agreement or "interested persons" of any such party, on March 17, 1995. The Advisory

Agreement and Sub-Advisory Agreement will continue in effect for two years following the date of their approval, and thereafter from year to year, provided that their continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the applicable Fund or by the Board of Trustees, and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. The Advisory Agreement and Sub-Advisory Agreements may be terminated on sixty (60) days written notice by any party and will terminate automatically if they are assigned.

                             PERFORMANCE INFORMATION

General

         As described in the Prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return," "aggregate total return" and "yield." Both average total return and yield are computed separately for each class of shares of each Fund. These various measures of performance are described below.

         Average annual total return and aggregate total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per share earned over a specific one month or thirty (30) day period expressed as a percentage of the net asset value.

         Calculation of a Fund's aggregate total return is not subject to a standardized formula. Aggregate total return performance for a specific period is calculated by first taking an investment in a Fund's shares on the first day of the period at the offering price, which is the net asset value per share less any applicable initial sales charge ("initial investment") and computing the "ending value" of that investment at the end of the period. The ending value may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The aggregate total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Aggregate total return may also be shown as the increased dollar value of the hypothetical investment over the period.

         A Fund's performance quotations are based upon historical results and are not necessarily representative of future performance. A Fund's shares are sold at net asset value plus a sales charge. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of a Fund are redeemable at net asset value, which may be more or less than original cost. Yield figures do not include the effect of any applicable contingent deferred sales charge. Average annual total return does not include, and aggregate total return may or may not include, the effect of any applicable contingent deferred sales charge that may be imposed at the end of the period in question. Performance figures not including the effect of the contingent deferred sales charge would be reduced if the charge were included.

Yield

         Each Fund's 30-day yield figure described and shown below is calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                            YIELD = 2[( a-b +1)6 -1]
                                       cd

      Where:  a   =  dividends and interest earned during the period.

              b   =  expenses accrued for the period (net of reimbursement).

              c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

              d   =  the net asset value per share on the last day of the
                     period.

         In computing the foregoing yield, each Fund follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that a Fund uses to prepare its interim and annual financial statements in accordance with generally accepted accounting principles.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's portfolio, portfolio maturity, operating expenses and market conditions.


         The annualized yield for the Class A shares and Class B shares of each of the Adjustable Rate Fund, Government Fund and Tax Free Fund for the thirty
(30) days ended October 31, 1996 were 5.64% and 5.16%; 7.50%* and 7.11%* and
5.24% and 5.49%, respectively.

*During the thirty (30) days ended October 31, 1996, the Government Fund adjusted expense accruals for the fiscal year. Had these adjustments been made throughout the fiscal year, the annualized yield for Class A and Class B shares of the Government Fund for the thirty (30) days ended October 31, 1996 would have been 5.67% and 5.25%

Average Annual Total Return


         A Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

         Where:   P     =  a hypothetical initial payment of $1000

                  T     =  average annual total return

                  n     =  number of years

                  ERV   =  Ending Redeemable Value of a
                           hypothetical $1000 payment made at
                           the beginning of the 1, 5, or 10
                           years (or other) periods at the end
                           of the 1, 5, or 10 years (or other)
                           periods (or fractional portion
                           thereof);

         The calculation is based on the further assumption that all dividends and distributions by a Fund are reinvested at net asset value on the reinvestment dates during the periods.

The average annual total returns for the Adjustable Rate Fund were as follows:


               September 8, 1993*          Five                  One
                    through             years ended           year ended
                October 31, 1996     October 31, 1996      October 31, 1996
                ----------------     ----------------      ----------------
Class A              4.28%                  N/A                 5.81%
Class B              3.52%                  N/A                 5.02%

The average annual total returns for the Government Fund were as follows:

                   September 8, 1993*          Five                One
                        through             years ended         year ended
                    October 31, 1996     October 31, 1996    October 31, 1996
                    ----------------     ----------------    ----------------
Class A                  1.79%                  N/A               4.80%

                    April 27, 1987*           Five                One
                        through            years ended         year ended
                   October 31, 1996     October 31, 1996    October 31, 1996
                   ----------------     ----------------    ----------------
Class B                  6.70%                 4.19%              4.00%

The average total returns for the Tax Free Fund were as follows:

                  September 8, 1993*           Five                  One
                       through              years ended           year ended
                   October 31, 1996      October 31, 1996      October 31, 1996
                   ----------------      ----------------      ----------------
                        4.88%                   N/A                 6.13%
Class A                 4.71%                   N/A                 6.12%
Class B

The average annual total returns for the Value Fund were as follows:

                      September 8, 1993*         Five               One
                           through            years ended        year ended
                       October 31, 1996    October 31, 1996   October 31, 1996
                       ----------------    ----------------   ----------------
Class A                     14.13%                N/A              23.10%
Class B                     13.37%                N/A              22.30%

The average annual total returns for the Growth Fund were as follows:

                      September 8, 1993*         Five               One
                           through            years ended        year ended
                       October 31, 1996    October 31, 1996   October 31, 1996
                       ----------------    ----------------   ----------------
Class A                     15.24%                N/A              15.64%
Class B                     14.43%                N/A              14.81%

* Commencement of operations


         The yield and average annual total return calculations include all recurring expenses that are charged to all shareholder accounts, including sales charges. The yield and average annual total return results do not take into account recurring and non-recurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for wire orders.

                       DISTRIBUTION OF SHARES OF THE FUNDS


         The Trust has entered into a Distribution Agreement dated September 8, 1993, with GNA Distributors, Inc., Suite 5600, Two Union Square, 601 Union Street, Seattle, Washington 98101, an affiliate of the Adviser, whereby the Distributor acts as exclusive selling agent of the Funds. Shares of the Funds are sold by Authorized Firms who have entered into sales agreements with the Distributor. Soliciting Authorized Firms may be deemed to be statutory underwriters.

         The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A and Class B shares, including, but not limited to, (1) the payment of commissions and/or reimbursement to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Funds may, from time to time, deem advisable, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal service to investors and/or the maintenance of shareholder accounts and expenses associated with the provision of personal service by the Distributor directly to investors.

         The expenditures to be made pursuant to the Distribution Plan may not exceed (i) with respect to Class A shares, an annual rate of up to 0.25% of the average daily value of net assets represented by such Class A shares to make payments for personal service and/or the maintenance of shareholder accounts, and (ii) with respect to Class B shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B shares (as the case may be) to finance sales or promotion expenses and an annual rate of up to 0.25% of the average daily value of the net assets represented by such Class B shares to make payments for personal service and/or the maintenance of shareholder accounts. Proceeds from the service fees will be used by the Distributor to compensate securities dealers and others selling shares of the Funds for rendering service to shareholders on an ongoing basis. Such amounts are based on the net asset value of shares of the Funds held by such dealers as nominee for their customers or which are owned directly by such customers for so long as such shares are outstanding and the Distribution Plan remains in effect with respect to the Funds. Any amounts received by the Distributor and not so allocated may be applied by the Distributor as reimbursement for expenses incurred in connection with the servicing of investor accounts. The distribution and servicing expenses of a particular class will be borne solely by that class.


Shareholder servicing fees paid to the Distributor for Class A shares in each Fund were as follows:

                                          Adjustable Government  Tax Free   Value   Growth
                                          Rate Fund     Fund       Fund     Fund     Fund

Fiscal year ended October 31, 1994          $2,952    $34,314     $3,935   $4,955  $4,447
Fiscal year ended October 31, 1995          10,725     44,509     36,748    7,512  10,686
Fiscal year ended October 31, 1996           4,757     10,269     29,133    6,064   8,890

Shareholder servicing and distribution fees paid to the Distributor for Class B shares in each Fund were as follows:

                                         Adjustable   Government Tax Free    Value   Growth
                                         Rate Fund       Fund      Fund      Fund     Fund

Fiscal year ended October 31, 1994        $12,290    $13,435,991  $30,304   $40,111   $27,569
Fiscal year ended October 31, 1995         20,202     11,013,968   61,348   106,311    93,407
Fiscal year ended October 31, 1996         15,078      7,767,229   81,444   188,588   182,247


                             INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as the Trust's independent accountants, providing audit services including (1) an audit of the annual financial statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings and
(3) review of certain tax matters filed on behalf of the Trust.

                                    CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Funds' cash and securities and handling the receipt and delivery of securities and investments. State Street Bank and Trust Company is not an affiliate of the Adviser or its affiliates.

                              FINANCIAL STATEMENTS


         The financial statements for each of the five Funds of the Trust for the fiscal year ended October 31, 1996, are contained the Trust's Annual Report which accompanies this Statement of Additional Information. The financial statements, financial highlights, related notes for each fund, and the report of independent accountants are incorporated by reference into this Statement.